Related Party and Party-in-interest Transactions - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends	$ 614,856
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares	231,507
Number of shares purchased	3,300,130	4,073,612
Number of shares sold	3,753,321	5,727,182
Dividends	$ 389,369	$ 370,668